NET INCOME PER SHARE (DETAILS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income attributable to Highway Holdings Limited's shareholders, basic and diluted	$ 448	$ 184	$ 1,650
Shares:
Weighted average common shares used in computing basic net income per share	3,778,825	3,777,850	3,765,276
Effect of dilutive securities:
Weighted average shares from assumed exercise of stock options and issuance of common shares	2,482	10,452	11,420
Weighted average common shares used in computing diluted net income per share	3,781,307	3,788,302	3,776,696
Net income per share, basic (in dollars per share)	$ 0.12	$ 0.05	$ 0.44
Net income per share, diluted (in dollars per share)	$ 0.12	$ 0.05	$ 0.44